Acquisitions and disposals	12 Months Ended
Jun. 30, 2021
4. Acquisitions and disposals

4. Acquisitions and disposals

A) Sale of Boston Tower building

During the fiscal year ended on June, 30, 2021, our subsidiary, IRSA Propiedades Comerciales completed the sale of several units from the Boston Tower Building, located at 256 Della Paolera (Catalinas District, Autonomous City of Buenos Aires). Below, we list the details of the units that IRSA Propiedades Comerciales sold:

On July 15, 2020, IRSA Propiedades Comerciales completed the sale with possession of a medium-height floor for a total area of approximately 1,247 square meters and 5 parking lots located in the building.

The total consideration of the transaction was ARS 666.

On August 25, 2020, IRSA Propiedades Comerciales completed the sale of other 5 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 6,235 square meters and 25 parking spaces located in the building.

The total consideration of the transaction was ARS 3,574.

On November 5, 2020, IRSA Propiedades Comerciales completed the sale with possession of 4 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,892 square meters and 15 parking spaces located in the building.

The total consideration of the transaction was ARS 2,271.

On November 12, 2020, IRSA Propiedades Comerciales completed the sale with possession with an unrelated third party a bill of sale with possession of 3 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,266 square meters, a commercial space located on the ground floor of approximately 225 square meters and 15 parking spaces located in the building.

The total consideration of the transaction was ARS 1,906.

B) Sale of Bouchard building

On July 30, 2020, IRSA Propiedades Comerciales completed the sale to an unrelated third party of the entire “Bouchard 710” building, located in the Plaza Roma District of the Autonomous City of Buenos Aires, to an unrelated third party. The tower consists of 15,014 square meters of gross rental area on 12 office floors and 116 parking spaces. The total consideration of the transaction was ARS 8,791.

C) Acquisition of Hudson Property

On December 11, 2020, the purchase bill of the property called Casonas located in Hudson, Berazategui district was signed, paying the remaining balance of 90% for USD 1 million. The initial 10% had been paid in during the year ended June 30, 2018.

See Note 35 for sales after June 30, 2021.

D) Pareto S.A. - Share capital increase

As of June 30, 2020, the Company’s capital stock was represented by 116,500 ordinary shares with a par value of ARS 1 per share and with the right to 1 vote per share.

On April 19, 2021, the Ordinary and Extraordinary General Shareholders’ Meeting decided to capitalize the entire share premium and inflation adjustment of share capital. Additionally, new irrevocable contributions were made which were capitalized in the same date.

The total of ordinary shares totaled 517,722,151, leaving the share capital as follows:

	Number of shares	Share capital
June 30,2020	116,500	116,500
Capitalization of issueshare premium and capitalinflation adjustment of share capital	137,722,151	137,722,151
Issuance of ordinary shares	380,000,000	380,000,000
June 30,2021	517,838,651	517,838,651

E) Lipstick Building, New York, United States

On August 7, 2020, due to Ground Lease Building’s low profitability resulting from the expensive price for rental of the land, we executed an agreement with the owner of the Ground Lease Building through which we terminated our legal relationship and discharged our duties as administrators of the building. Consequently, as of June 30, 2020, we are neither responsible for the Metropolitan’s liabilities associated with the Ground Lease, nor the assets and liabilities associated with the building and its administration. We also made an agreement with the owner of the Ground Lease Building that states that Metropolitan is completely released from responsibilities, except for (i) claims for liabilities prior to June 1, 2020 from people who have performed work or provided services in the Ground Lease Building or to Metropolitan; and (ii) claims from people who have had an accident on the property dated before August 7, 2020. This situation impacted our Consolidated Financial Statements as of June 30,2020.

F) Investment in Condor Hospitality Trust

On July 19, 2019, Condor completed a merger agreement with Nextpoint Hospitality Trust (“NHT”). The acquisition’s closing, originally scheduled for March 23, 2020, did not occur.

On October 14, 2020, Condor executed an agreement with NHT to resolve each and every claim between them arising from the aforementioned merger agreement. Pursuant to this agreement, Condor collected a compensation which totalled USD 7.0 million.

On June 29, 2021, one of our subsidiaries exercised a put right through which our subsidiary’s Class E preferred shares, in Condor, plus the unpaid accrued dividends as of June 30, 2021, were converted into common shares, which were issued on July 29, 2021.

As of the date of submission of this form, we directly and indirectly own 3,194,214 common shares, which represent 21.7% of the capital stock of Condor. We are currently evaluating different strategic alternatives to create value for our shareholders.

G) Loss of control of IDBD

As described in Note 1. to these financial statements, at the end of September 2020, the Group has lost control of IDBD, deconsolidating the related assets and liabilities and reclassifying the operations from this operations center to discontinued operations.

The following table details the net assets disposed:

09.30.2020
ASSETS
Investment properties	117,547
Property, plant and equipment	47,989
Trading properties	7,690
Intangible assets	36,546
Right-of-use assets	25,853
Investments in associates and joint ventures	48,443
Deferred income tax assets	568
Income tax credit	426
Restricted assets	8,400
Trade and other receivables	70,693
Investments in financial assets	31,643
Derivative financial instruments	368
Inventories	4,712
Group of assets held for sale	55,028
Cash and cash equivalents	145,330
TOTAL ASSETS	601,236
Borrowings	425,321
Lease liabilities	23,696
Deferred income tax liabilities	16,261
Trade and other payables	30,751
Income tax liabilities	596
Provisions	7,095
Employee benefits	624
Derivative financial instruments	624
Salaries and social security liabilities	4,427
Group of liabilities held for sale	28,805
TOTAL LIABILITIES	538,200
TOTAL NET ASSETS	63,036
Non-controlling interest	(62,519)
Result for loss of control	(517)
Recycling of currency translation adjustment and other reserves	(3,505)
Total result for loss of control (*)	(4,022)

(*)	Included within discontinued operations.

H) Distribution of dividends in kind

On October 26, 2020, our shareholders held an Ordinary and Extraordinary ‘Meeting and approved an in kind dividend distribution equivalent to ARS 484 million (representative of ARS 0.84 per share) and payable in shares of IRSA CP. Our shareholders decided to consider IRSA CP’s ‘quoted price per share as of October 23, 2020, which resulted amounted ARS 320 per share. Pursuant to that shareholders’ decision, we distributed 1,512,500 ordinary shares of IRSA CP. We reflected this transaction on our financial statements as a change in equity, which generated a reduction of the equity attributable to the controlling shareholders totalling ARS 725 million restated for inflation as of June 30, 2021. On the date of this form, our interest in IRSA CP amounts to 79.92%.

I) Manibil Sale

On December 22, 2020, we completed the sale of all our holdings in Manibil S.A., a company engaged in the real estate business. Those holdings amounted 217,332,873 ordinary Class B, nominative not endorsable shares, each entitled to 1 vote and with a par value of ARS 1 per share. The shares totalled the 49% of Manibil S.A.’s capital stock. As consideration for this operation, on February 2021, we acquired the right to receive future 953 square meters units located in different residential developments. This operation represents an ARS 37 million gain, as disclosed on our financial statements within the “Other operating results, net” category.